Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Impacts of Adoption - Statements of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Trade receivables and reseller financing	R$ 4,069,307	R$ 3,861,325	R$ 3,177,112
Inventories	3,354,532	3,513,710	2,781,377
Contractual assets with customers - exclusive rights	484,473	456,213	448,316
Other current assets		7,372,294	6,748,267
Current assets	16,211,707	15,490,111	13,366,127
Non-current assets
Contractual assets with customers - exclusive rights	1,034,004	1,046,147	989,768
Deferred income and social contribution taxes	514,187	614,061	459,618
Other non-currentassets		2,107,965	1,429,262
Total long term assets	4,510,381	3,768,173	2,878,648
Investments	129,087	150,194	141,687
Property, plant, and equipment	7,278,865	6,637,826	5,796,418	R$ 5,796,418	R$ 5,438,895
Intangible assets	2,369,355	2,238,042	1,891,636
Total non-current assets	14,287,688	12,794,235	10,708,389
Total assets	30,499,395	28,284,346	24,074,516
Current liabilities
Taxes payable	2,551,607	2,155,498	1,709,563
Other current liabilities		6,788,159	5,315,913
Current liabilities	6,336,798	7,009,688	5,484,299
Non-current liabilities
Deferred income and social contribution taxes		83,642
Other non-currentassets		11,566,978
Total non-currentliabilities	14,362,568	11,650,620	10,114,166
Equity
Profit reserves	4,099,092	3,629,851	4,383,965
Valuation adjustments	(63,989)	154,824	(23,987)
Other equity items		5,461,539	4,061,231
Equity attributable to:
Shareholders of the Company	9,448,105	9,246,214	8,445,196
Non-controlling interests in subsidiaries	351,924	377,824	30,855
Total equity	9,800,029	9,624,038	8,476,051	8,476,050	R$ 7,974,129
Total liabilities and equity	R$ 30,499,395	28,284,346	R$ 24,074,516
Chevron Brasil Lubrificantes S A [member]
Current assets
Inventories		133
Current assets		133
Non-current assets
Property, plant, and equipment		3,298
Intangible assets		75,404
Total non-current assets		78,702
Total assets		78,835
Non-current liabilities
Deferred income and social contribution taxes		45,118
Total non-currentliabilities		45,118
Equity
Valuation adjustments		(4,819)
Equity attributable to:
Shareholders of the Company		(4,819)
Non-controlling interests in subsidiaries		38,536
Total equity		33,717
Total liabilities and equity		78,835
Effect of overlay approach reclassification [member]
Non-current assets
Property, plant, and equipment		26,740		8,436
Intangible assets		(26,740)		(8,436)
Previously stated [member]
Current assets
Trade receivables and reseller financing		4,337,118		3,502,322
Inventories		3,491,879		2,761,207
Other current assets		7,372,294		6,748,267
Current assets		15,201,291		13,011,796
Non-current assets
Deferred income and social contribution taxes		545,611		417,344
Other non-currentassets		2,107,965		1,429,262
Total long term assets		2,653,576		1,846,606
Investments		150,194		141,687
Property, plant, and equipment		6,607,788		5,787,982
Intangible assets		3,727,473		3,371,599
Total non-current assets		13,139,031		11,147,874
Total assets		28,340,322		24,159,670
Current liabilities
Taxes payable		225,829		171,033
Other current liabilities		6,788,159		5,315,913
Current liabilities		7,013,988		5,486,946
Non-current liabilities
Deferred income and social contribution taxes		38,524
Other non-currentassets		11,566,978
Total non-currentliabilities		11,605,502		10,114,166
Equity
Profit reserves		3,760,079		4,466,392
Valuation adjustments		159,643
Other equity items		5,461,539		4,061,231
Equity attributable to:
Shareholders of the Company		9,381,261		8,527,623
Non-controlling interests in subsidiaries		339,571		30,935
Total equity		9,720,832		8,558,558
Total liabilities and equity		28,340,322		24,159,670
Increase (decrease) due to changes in accounting policy [member] | IFRS9 [member]
Current assets
Trade receivables and reseller financing		(157,198)		(84,713)
Current assets		(157,198)		(84,713)
Non-current assets
Deferred income and social contribution taxes		53,447		28,802
Total long term assets		53,447		28,802
Total non-current assets		53,447		28,802
Total assets		(103,751)		(55,911)
Equity
Profit reserves		(103,468)		(55,831)
Equity attributable to:
Shareholders of the Company		(103,468)		(55,831)
Non-controlling interests in subsidiaries		(283)		(80)
Total equity		(103,751)		(55,911)
Total liabilities and equity		(103,751)		(55,911)
Increase (decrease) due to changes in accounting policy [member] | IFRS 15 [member]
Current assets
Trade receivables and reseller financing		(32,026)		(29,442)
Inventories		21,698		20,170
Contractual assets with customers - exclusive rights		456,213		448,316
Current assets		445,885		439,044
Non-current assets
Contractual assets with customers - exclusive rights		1,046,147		989,768
Deferred income and social contribution taxes		15,003		13,472
Total long term assets		1,061,150		1,003,240
Intangible assets		(1,538,095)		(1,471,527)
Total non-current assets		(476,945)		(468,287)
Total assets		(31,060)		(29,243)
Current liabilities
Taxes payable		(4,300)		(2,647)
Current liabilities		(4,300)		(2,647)
Equity
Profit reserves		(26,760)		(26,596)
Equity attributable to:
Shareholders of the Company		(26,760)		(26,596)
Total equity		(26,760)		(26,596)
Total liabilities and equity		R$ (31,060)		R$ (29,243)